Plant and equipment - Additional information (Details) ¥ in Millions			1 Months Ended	3 Months Ended
	Jan. 31, 2020 USD ($)	Sep. 18, 2017 CNY (¥)	Feb. 29, 2020 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 18, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Lease derecognition	$ 127,224		$ 298,708
Lease termination	$ 84,459		$ 120,131
Actual Cost Of Manufacturing Production Cost				¥ 42.0	$ 6,500,000
Chongqing Zongshen Automobile Co., Ltd. | Mass Production Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Description of purchase orders		payable as to 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds and 10% upon delivery to the Company of the first production vehicle. As at March 31, 2021, the Company has commenced commercial production and delivered the first production vehicle. Therefore, the Company has paid 100% of the prototype tooling and molds with an actual cost of CNY ¥10.1 million ($1.7 million) and 93% of the mass production tooling and molds
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost		¥ 9.5				$ 1,400,000
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Mass Production Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost		¥ 29.0				$ 4,300,000